       ------------------------------------------------------------------

DIRECTORS                                                               OFFICERS
Barton M. Biggs                                                         James W. Grisham
CHAIRMAN OF THE BOARD                                                   VICE PRESIDENT
  Chairman and Director, Morgan Stanley Asset Management Inc. and       Michael F. Klein
  Morgan Stanley Asset Management Limited; Managing Director, Morgan    VICE PRESIDENT
  Stanley & Co. Incorporated; Director, Morgan Stanley Group Inc.       Harold J. Schaaff, Jr.
Warren J. Olsen                                                         VICE PRESIDENT
DIRECTOR AND PRESIDENT                                                  Joseph P. Stadler
  Principal, Morgan Stanley Asset Management Inc. and Morgan Stanley &  VICE PRESIDENT
  Co. Incorporated                                                      Valerie Y. Lewis
John D. Barrett II                                                      SECRETARY
Chairman and Director,                                                  Karl O. Hartmann
Barrett Associates, Inc.                                                ASSISTANT SECRETARY
Gerard E. Jones                                                         James R. Rooney
Partner, Richards & O'Neil LLP                                          TREASURER
Andrew McNally IV                                                       Joanna M. Haigney
Chairman and Chief Executive Officer, Rand McNally                      ASSISTANT TREASURER
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
       ------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
       ------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
       ------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

       ------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              HIGH YIELD PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories.

For the three months ended March 31, 1997, the Portfolio had a total return of 1.27% for the Class A shares and 1.10% for the Class B shares, as compared to a total return of 1.48% for the CS First Boston High Yield Index. The average annual total return for the one year ended March 31, 1997 and for the period from inception on September 28, 1992 through March 31, 1997 was 12.92% and 12.47%, respectively, for the Class A shares, as compared to 11.64% and 11.01%, respectively, for the Index. As of March 31, 1997, the Portfolio had an SEC 30-day yield of 8.33% for the Class A shares and 8.08% for the Class B shares.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)
----------------------------------------------------

                                               TOTAL RETURNS(2)
                                    ---------------------------------------
                                                  ONE      AVERAGE ANNUAL
                                       YTD       YEAR      SINCE INCEPTION
                                    ---------  ---------  -----------------
PORTFOLIO--CLASS A................       1.27%     12.92%         12.47%
PORTFOLIO--CLASS B(3).............       1.10      12.63          12.38
INDEX.............................       1.48      11.64          11.01

1. The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The U.S. high yield bond market performed well in the first quarter of 1997, with a return that compared favorably with other U.S. asset classes. The quarter was divided into an extremely strong performance in January and February followed by a correction in March associated with the impact of the Federal Reserve's decision to raise interest rates.

Securities which performed particularly well included K-Mart, which continued to post favorable results. Our holdings in Echostar, a satellite television service, performed strongly on the news that a division of News Corporation planned to purchase 50% of the company. The only notable underperforming-position was Paging Network Inc. While PageNet is the leader in the U.S. paging industry, it has recently suffered from investor skepticism regarding the success of its new enhanced voice-messaging service.

In terms of sector exposure, we added to our telecommunications and our emerging market positions on weakness late in the quarter. In contrast, we reduced our cable television exposure in the first quarter. We had added to our cable holdings in 1996 when the sector underperformed the broader high-yield market, and then were able to take profits as prices rebounded early in the first quarter.

Our overall portfolio structure continues to feature an average credit quality somewhat higher than market benchmarks. Our duration and interest rate sensitivity is moderately longer than that of market benchmarks. We believe the value in the U.S. bond market as well as the opportunities we see in the high yield sector continue to make this an appropriate position.

Robert Angevine
PORTFOLIO MANAGER

Thomas L. Bennett
PORTFOLIO MANAGER

Stephen F. Esser
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

     FACE
    AMOUNT                                                                  VALUE
     (000)                                                                  (000)
---------------                                                         -------------
CORPORATE BONDS AND NOTES (72.4%)
  BANKING (1.9%)
$           775     Bank United Corp., (Floating Rate), 8.05%,
                     5/15/98                                            $         789
            450     First Nationwide Escrow, 10.625%, 10/01/03                    481
            965     First Nationwide Holdings, 9.125%, 1/15/03                    984
                                                                        -------------
                                                                                2,254
                                                                        -------------
  BROADCAST-RADIO & TELEVISION (6.9%)
          2,370     Cablevision Systems Corp., 9.875%, 5/15/06                  2,346
            500     Comcast Cellular Corp., Series A, Zero Coupon,
                     3/05/00                                                      368
          1,350     Comcast Cellular Corp., Series B, Zero Coupon,
                     3/05/00                                                      992
          1,925     Comcast Corp., 9.375%, 5/15/05                              1,971
          1,220     Marcus Cable Co., (Step Bond), 0.00%, 12/15/05                842
            990     Rogers Cablesystems Ltd., Series B, 10.00%,
                     3/15/05                                                    1,044
            645     TV Azteca S.A., 10.50%, 2/15/07                               635
                                                                        -------------
                                                                                8,198
                                                                        -------------
  CHEMICALS (2.2%)
          2,670     ISP Holdings Inc., 9.00%, 10/15/03                          2,693
                                                                        -------------
  COMPUTERS (2.0%)
          1,600     Advanced Micro Devices, Inc., 11.00%, 8/01/03               1,760
            650     Digital Equipment Corp., 8.625%, 11/01/12                     634
                                                                        -------------
                                                                                2,394
                                                                        -------------
  CONSUMER -- STAPLES (1.5%)
          1,815     RJR Nabisco, Inc., 8.75%, 4/15/04                           1,812
                                                                        -------------
  ENERGY (2.4%)
          1,000     Nuevo Energy Co., 9.50%, 4/15/06                            1,028
          1,950     Vintage Petroleum, Inc., 8.625%, 2/01/09                    1,857
                                                                        -------------
                                                                                2,885
                                                                        -------------
  ENVIRONMENTAL CONTROLS (2.1%)
          2,300     Norcal Waste Systems, (Step Bond), 13.00%,
                     11/15/05                                                   2,553
                                                                        -------------

     FACE
    AMOUNT                                                                  VALUE
     (000)                                                                  (000)
---------------                                                         -------------
  FINANCIAL SERVICES (1.6%)
$         1,530     Ameresco, Inc., Series 97-A, 10.00%, 3/15/04        $       1,515
            400     Homeside, Inc., 11.25%, 5/15/03                               450
                                                                        -------------
                                                                                1,965
                                                                        -------------
  FOOD SERVICE & LODGING (1.2%)
          1,475     Courtyard by Marriott, Series B, 10.75%, 2/01/08            1,537
                                                                        -------------
  FOREST PRODUCTS & PAPER (1.2%)
          1,430     Asia Pulp & Paper, 12.00%, 12/29/49                         1,384
                                                                        -------------
  GAMING & LODGING (3.8%)
          1,435     Boyd Gaming Corp., 9.25%, 10/01/03                          1,356
          2,090     Grand Casinos, Inc., 10.125%, 12/01/03                      2,077
            496     Louisiana Casino Cruises, 11.50%, 12/01/98                    501
            580     Sun International Hotels, 9.00%, 3/15/07                      557
                                                                        -------------
                                                                                4,491
                                                                        -------------
  HEALTH CARE SUPPLIES & SERVICES (1.1%)
          1,380     Tenet Healthcare Corp., 8.625%, 1/15/07                     1,361
                                                                        -------------
  INSURANCE (1.1%)
          1,350     Anthem Insurance Cos., Inc., 9.00%, 4/01/27                 1,331
                                                                        -------------
  MATERIALS (2.6%)
          3,000     Brooks Fiber Properties, Inc., (Step Bond),
                     0.00%, 3/01/06                                             1,898
          2,025     Brooks Fiber Properties, Inc., (Step Bond),
                     0.00%, 11/01/06                                            1,220
                                                                        -------------
                                                                                3,118
                                                                        -------------
  MULTI-INDUSTRY (1.4%)
          1,575     TLC Beatrice International Holdings, 11.50%,
                     10/01/05                                                   1,693
                                                                        -------------
  PACKAGING & CONTAINER (6.2%)
          1,800     Gaylord Container Corp., 11.50%, 5/15/01                    1,895
          1,490     Gaylord Container Corp., 12.75%, 5/15/05                    1,637
          1,710     Owens-Illinois, Inc., 11.00%, 12/01/03                      1,890
          1,245     SD Warren Co., 12.00%, 12/15/04                             1,382
            510     Stone Container Corp., 11.50%, 8/15/06                        502
                                                                        -------------
                                                                                7,306
                                                                        -------------

     FACE
    AMOUNT                                                                  VALUE
     (000)                                                                  (000)
---------------                                                         -------------
  REAL ESTATE (1.1%)
$         1,250     HMC Acquisition Properties, 9.00%, 12/15/07         $       1,263
                                                                        -------------
  RETAIL-GENERAL (4.0%)
          1,900     Host Marriott Travel Plaza, Series B, 9.50%,
                     5/15/05                                                    1,931
            650     K-Mart Corp., 7.75%, 10/01/12                                 565
          2,710     Southland Corp., 5.00%, 12/15/03                            2,222
                                                                        -------------
                                                                                4,718
                                                                        -------------
  SERVICES (1.5%)
          1,800     Borg-Warner Security Corp., 9.625%, 3/15/07                 1,775
                                                                        -------------
  TELECOMMUNICATIONS (24.6%)
          3,225     Dial Call Communications, (Step Bond), 0.00%,
                     4/15/04                                                    2,411
            290     Dial Call Communications, Series B, (Step Bond),
                     0.00%, 12/15/05                                              203
          2,750     Echostar Satellite Broadcasting, 0.00%, 3/15/04             2,190
          2,880     Globalstar, LP, 11.375%, 2/15/04                            2,815
            350     Globo Communicacoes e Participacoes Ltda.,
                     10.50%, 12/20/06 (Brazil)                                    355
          1,780     IXC Communications, Inc., 12.50%, 10/01/05                  1,976
          3,385     Nextel Communications, Inc., (Step Bond), 0.00%,
                     8/15/04                                                    2,335
          1,075     Occidente y Caribe, (Step Bond), 0.00%, 3/15/04
                     (Colombia)                                                   656
            380     Paging Network, 10.125%, 8/01/07                              354
          1,125     Paging Network, 10.00%, 10/15/08                            1,038
          1,430     Qwest Communications International, 10.875%,
                     4/01/07                                                    1,421
            690     Rogers Communications, 9.125%, 1/15/06                        683
          4,250     TCI Communications, Inc., 8.00%, 7/07/06                    3,995
          4,900     TCI Satellite, (Step Bond), 0.00%, 2/15/07                  2,254
          3,750     Telecommunications, Inc., 9.25%, 1/15/23                    3,604
          4,525     Teleport Communications, (Step Bond), 0.00%,
                     7/01/07                                                    3,066
                                                                        -------------
                                                                               29,356
                                                                        -------------
  UTILITIES (2.0%)
             60     Cleveland Electric Illuminating Co., 8.375%,
                     12/01/11                                                      59
            188     Midland Cogeneration Ventures, Series C-91,
                     10.33%, 7/23/02                                              198
     FACE
    AMOUNT                                                                  VALUE
     (000)                                                                  (000)
---------------                                                         -------------
$         1,288     Midland Cogeneration Ventures, Series C-94,
                     10.33%, 7/23/02                                    $       1,370
            650     Midland Funding II, Series A, 11.75%, 7/23/05                 718
                                                                        -------------
                                                                                2,345
                                                                        -------------
TOTAL CORPORATE BONDS AND NOTES (Cost $86,341)                                 86,432
                                                                        -------------
ASSET BACKED SECURITIES (10.9%)
  AEROSPACE & DEFENSE (1.7%)
          1,949     Aircraft Lease Portfolio Securitization Ltd.,
                     Series 1996-1 P1, Class D, 12.75%, 6/15/06                 2,051
                                                                        -------------
  BANKING (0.2%)
            346     PNC Mortgage Securities Corp., Series 1995-2,
                     Class B4, REMIC, 7.50%, 9/25/25                              294
                                                                        -------------
  FINANCIAL (7.4%)
          1,000     CA FM Lease Trust, 8.50%, 7/15/17                           1,009
            931     DR Securitized Lease Trust, Series 1993-K1, Class
                     A1, 6.66%, 8/15/10                                           798
          2,621     DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 7.60%, 8/15/07                                         2,418
          1,175     DR Securitized Lease Trust, Series 1994-K1, Class
                     A1, 8.375%, 8/15/15                                        1,031
            900     FMAC Series 1996-B, Class C, 7.929%, 11/01/18                 747
            309     GE Capital Mortgage Services, Inc., Series
                     1995-12, Class B3, REMIC, 7.911%, 8/25/25                    272
            875     Prudential Home Mortgage Securities, Inc., Series
                     1996-A, Class B1, REMIC, 7.963%, 4/15/25                     616
          1,900     Riggs Capital Trust II, 8.875%, 3/15/27                     1,898
                                                                        -------------
                                                                                8,789
                                                                        -------------
  METALS (1.6%)
            525     Jet Equipment Trust, Series 95-D, 11.44%,
                     11/01/14                                                     619
          1,050     Jet Equipment Trust, Series C1, 11.79%, 6/15/13             1,244
                                                                        -------------
                                                                                1,863
                                                                        -------------
TOTAL ASSET BACKED SECURITIES (Cost $12,536)                                   12,997
                                                                        -------------
FOREIGN GOVERNMENT BONDS (5.3%)
  BONDS (5.3%)
          1,225     Federative Republic of Brazil, Series L, 4.50%,
                     4/15/09                                                      939
          1,455     Republic of Argentina, Series L, 'Euro',
                     (Floating Rate), 6.75%, 3/31/05                            1,302

     FACE
    AMOUNT                                                                  VALUE
     (000)                                                                  (000)
---------------                                                         -------------
  BONDS (CONTINUED)
$         1,250     Republic of Argentina Par, Series L, 'Euro',
                     (Floating Rate), (Step Bond), 5.25%, 3/31/23       $         782
            400     Republic of Colombia, 8.70%, 2/15/16                          389
          1,150     Republic of Panama, 7.875%, 2/13/02                         1,114
          1,900     Republic of Venezuela Par, Series A, 6.75%,
                     3/31/20                                                    1,361
            625     United Mexican States, Series A, 6.25%, 12/31/19              441
                                                                        -------------
TOTAL FOREIGN GOVERNMENT BONDS (Cost $6,082)                                    6,328
                                                                        -------------

    SHARES
---------------
COMMON STOCKS (0.1%)
  FINANCIAL SERVICES (0.0%)
          1,268     WestFed Holdings, Inc., Class B                                --
                                                                        -------------
  FOOD SERVICE & LODGING (0.1%)
          1,300     Motels of America, Inc.                                        63
                                                                        -------------
TOTAL COMMON STOCKS (Cost $85)                                                     63
                                                                        -------------
PREFERRED STOCKS (4.6%)
  ENTERTAINMENT & LEISURE (3.5%)
          3,839     Time Warner Inc., Series M, 10.25%, 7/01/16                 4,146
                                                                        -------------
  FINANCIAL SERVICES (1.1%)
         13,500     Sinclair Capital, 11.625%, 3/15/09                          1,343
          3,239     WestFed Holdings, Inc., Series A, PIK, Zero
                     Coupon, 1/01/01                                               --
                                                                        -------------
                                                                                1,343
                                                                        -------------
TOTAL PREFERRED STOCKS (Cost $5,311)                                            5,489
                                                                        -------------
CONVERTIBLE PREFERRED STOCKS (1.6%)
  TELECOMMUNICATIONS (1.6%)
         20,765     TCI Pacific Communications, 5.00%, 7/31/06 (Cost
                     $1,897)                                                    1,895
                                                                        -------------

    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  BROADCAST-RADIO & TELEVISION (0.0%)
         35,000     SpectraVision, Inc., expiring 10/08/97                         --
                                                                        -------------
  FOREIGN GOVERNMENT (0.0%)
          9,500     Republic of Venezuela, expiring 3/31/20                        --
        625,000     United Mexican States, 6.25%, 12/31/19                         --
                                                                        -------------
                                                                                   --
                                                                        -------------
TOTAL RIGHTS (Cost $133)                                                           --
                                                                        -------------

    NO. OF                                                                  VALUE
   WARRANTS                                                                 (000)
---------------                                                         -------------
WARRANTS (0.2%)
  AEROSPACE & DEFENSE (0.0%)
            500     Sabreliner Corp., expiring 4/15/03                  $          --
                                                                        -------------
  ELECTRICAL EQUIPMENT (0.2%)
         28,000     Protection One Alarm, Inc., expiring 4/03/03                  168
                                                                        -------------
  GAMING & LODGING (0.0%)
          1,725     Louisiana Casino Cruises, expiring 12/01/98                    11
                                                                        -------------
  INSURANCE (0.0%)
            500     Horace Mann Educators Corp., expiring 4/03/99                   7
                                                                        -------------
  PACKAGING & CONTAINER (0.0%)
          1,000     Crown Packaging Holdings, expiring 11/01/03                    --
                                                                        -------------
  TELECOMMUNICATIONS (0.0%)
          3,000     Nextel Communications, Inc., expiring 4/25/99                  --
          7,300     Occidente y Caribe, expiring 3/15/04                           --
                                                                        -------------
                                                                                   --
                                                                        -------------
TOTAL WARRANTS (Cost $154)                                                        186
                                                                        -------------

     FACE
    AMOUNT
     (000)
---------------
FOREIGN LOAN AGREEMENTS (0.7%)
  LOAN AGREEMENTS (0.7%)
$         1,300     Russian Interest Arrears Note, Zero Coupon,
                     12/31/99 (Cost $933)                                         879
                                                                        -------------
SHORT-TERM INVESTMENT (4.5%)
  REPURCHASE AGREEMENT (4.5%)
          5,400     Chase Securities, Inc. 6.00%, dated 3/31/97, due
                     4/01/97, to be repurchased at $5,401,
                     collateralized by U.S. Treasury Notes, 6.125%,
                     due 8/31/98, valued at $5,513 (Cost $5,400)                5,400
                                                                        -------------
TOTAL INVESTMENTS (100.3%) (Cost $118,872)                                    119,669
                                                                        -------------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                                                                 11,079
  Liabilities                                                                 (11,468)
                                                                        -------------
                                                                                 (389)
                                                                        -------------
NET ASSETS (100%)                                                       $     119,280
                                                                        -------------
                                                                        -------------

                                                                            VALUE
                                                                            (000)
                                                                        -------------
CLASS A:
NET ASSETS                                                                   $114,702
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 10,526,659 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                              $10.90
                                                                        -------------
                                                                        -------------
CLASS B:
NET ASSETS                                                                     $4,578
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 420,665 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                              $10.88
                                                                        -------------
                                                                        -------------

----------------------------------
Floating Rate -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 1997.
REMIC -- Real Estate Mortgage Investment Conduit
Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 1997. Maturity date disclosed is the ultimate maturity date.